SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
SHAREHOLDERS' EQUITY
NOTE 18: -	SHAREHOLDERS' EQUITY

a.	Share capital:

	December 31,
	2022		2021
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
	Number of shares
Ordinary shares of NIS 0.02 par value each	150,000,000	41,260,439	150,000,000	41,170,168

b.	Changes in share capital:

Share capital issued and outstanding:

	Number of shares	NIS par value
Outstanding on January 1, 2021	35,600,088	712,002

Exercise of options and vesting of restricted share units ("RSUs")	156,120	3,122

Exercise of pre-funded warrants	883,534	17,671

Issuance of ordinary shares	4,530,426	90,609

Outstanding on December 31, 2021	41,170,168	823,404

Exercise of options and vesting of RSUs	61,764	1,235

Issuance of ordinary shares	28,507	570

Outstanding on December 31, 2022	41,260,439	825,209

Issuance of shares and pre-funded warrants:

1.	On September 2, 2020, the Company issued 5,882,353 ordinary shares in a registered direct offering. Each ordinary share was sold at $1.70 per share resulting in gross proceeds of $10,000.

2.
On November 2, 2020, the Company completed a second registered direct offering with certain institutional investors for the purchase of 3,920,000 ordinary shares at a share price of $2.50 per ordinary share and 883,534 pre-funded warrants with an exercise price of $0.01 per share at price of $2.49 per warrant, resulting in gross proceeds of $12,000. According to the agreement, the holder can choose settlement in cash or by exchanging shares for cash. According to the provisions of IAS 32, "Financial Instruments: Presentation", these pre-funded warrants are accounted for as a liability and measured at fair value according to IFRS 9.

3.	On January 4, 2021, the 883,534 pre-funded warrants were exercised into 883,534 of the Company's ordinary shares at an exercise price of $0.01 per pre-funded warrant for a total amount of $9.

4.
On January 14, 2021, the Company entered a Controlled Equity Offering Sales Agreement, pursuant to which it issued 3,803,594 ordinary shares during January and February 2021, in an ATM offering, with a weighted average selling price of $7.36 per share, resulting in gross proceeds of approximately $28,000.

5.
On February 19, 2021, the Company entered a new Controlled Equity Offering Sales Agreement. In accordance with the terms of the sales agreement, from time to time the Company may offer and sell its ordinary shares in an ATM offering having an aggregate offering price of up to $50,000. During April through September 2021, 726,832 ordinary shares were issued through the ATM offering, with a weighted average selling price of $3.64 per share, resulting in gross proceeds of approximately $2,600.

6.	During December 2022, 28,507 ordinary shares were issued through the ATM offering, with a weighted selling price of $0.77 per share, resulting in gross proceeds of approximately $22.

c.	Rights attached to shares:

The Company’s ordinary shares have voting rights at the general meeting, rights to dividends, rights upon liquidation of the Company and the right to nominate directors in the Company.

d.	Rights attached to pre-funded warrants:

Until the pre-funded warrants are exercised into ordinary shares, there are no rights with respect to the ordinary shares underlying such pre-funded warrants. Upon exercise of the pre-funded warrants into ordinary shares, the holder is entitled to exercise the rights attached to shares only as to matters for which the record date occurs after the exercise date.

e.	Capital management in the Company:

The Company's objectives in managing capital are as follows:

To maintain its ability to ensure the continuity of the business, and thus to generate a return to equity holders, investors and other parties. The Company manages its capital structure and makes adjustments following changes in economic conditions and the risk-nature of its operations. In order to maintain or to adjust the necessary capital structure, the Company takes various steps, such as raising funds by capital issues.

f.	Composition of non-controlling interests in the statement of financial position:

	December 31,
	2022	2021

Balance on January 1,	$9,767	$10,837

Forfeiture of non-controlling interests regarding share-based compensation	(272)	(536)

Share-based compensation	569	1,717

Exercise of subsidiary options	-	378

Benefit to non-controlling interests regarding Share-based compensation	2	23

Loss attributed to non-controlling interests	(3,206)	(2,652)

Balance on December 31,	$6,860	$9,767

Issuance of shares by subsidiary:

1.
On August 6, 2019, Corteva, through its subsidiary Pioneer Hi-Bred International, Inc., made an investment in the Company's agriculture biologicals subsidiary, Lavie Bio Ltd., which included the contribution of all Corteva’s holdings in its wholly owned subsidiary Taxon Biosciences, Inc. along with an amount of $10,000. Upon consummation of the foregoing transactions, Corteva was issued 27.84% of Lavie Bio Ltd.’s equity while Evogene Ltd. held 72.16% of Lavie Bio Ltd.’s equity following such investment. As a result, the Company recorded a share premium and a non-controlling interest in the amounts of $17,406 and $10,042, respectively.

2.
On July 24, 2020, 36,520 options were exercised in AgPlenus Ltd. into its ordinary shares. Upon the exercise of options, the non-controlling interest was issued 1.66% of AgPlenus Ltd.'s equity. As a result, the Company recorded an increase in non-controlling interest in the amount $82.

3.
On November 16, 2021, 203,826 options were exercised in Lavie Bio Ltd. into its ordinary shares. Upon the exercise of options, the non-controlling interest was issued 1.99% of Lavie Bio Ltd.'s equity. As a result, the Company recorded an increase in non-controlling interest in the amount of $378.